Note 9 - Investment In Unaffilated Enity (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2006	Dec. 31, 2012 Reserve Against Value of Investment [Member]
Note 9 - Investment In Unaffilated Enity (Details) [Line Items]
Equity Method Investments	$ 162,000	$ 162,000
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners		4.90%
Valuation Allowances and Reserves, Balance			$ 162,000